Nationwide Mutual Funds

POTENTIAL MATERIAL LITIGATION

Tribune Company Litigation
Nationwide S&P 500 Index Fund, a series of Nationwide Mutual Funds (“NMF”), and NVIT S&P 500 Index Fund, a series of Nationwide Variable Insurance Trust (“NVIT”) (together, the “Nationwide Tribune Defendants”), were named as defendants in two lawsuits that are consolidated in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the “Tribune MDL”).  The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “Tribune LBO”) and Tribune’s subsequent bankruptcy and reorganization.  In connection with the Tribune LBO, thousands of Tribune shareholders, including the Nationwide Tribune Defendants, sold Tribune shares back to Tribune.
The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”), and a lawsuit by a court-appointed trustee (the “Trustee”) on behalf of the committee of unsecured creditors of Tribune (the “Committee Action”).  These lawsuits seek to unwind the Tribune LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the Tribune LBO.  The Nationwide Tribune Defendants were named as defendants in the Committee Action and one of the Individual Creditor Actions; NMF and Nationwide Fund Advisors (“NFA”) were previously named as defendants in the Committee Action, but NMF and NFA have since been dismissed from the lawsuits.  According to the most recent amended complaint filed in the Committee Action, the Nationwide S&P 500 Index Fund is alleged to have received $1,329,720 in exchange for the shares it tendered in the Tribune LBO, and the NVIT S&P 500 Index Fund is alleged to have received $1,150,508 in the Tribune LBO.  Plaintiffs seek to unwind the Tribune LBO transactions and recover the amounts received by the Nationwide Tribune Defendants.
The District Court entertained a first round of motions to dismiss in the Individual Creditor Actions (the “Phase One Motions”).  Following briefing and argument on the Phase One Motions, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims.  The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted by the Bankruptcy Code’s safe harbor for securities transactions.  The individual creditor plaintiffs petitioned the United States Supreme Court for review of the Second Circuit’s decision.  Then the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in Merit Mgmt. Grp., LP v. FTI Consulting, Inc., 138 S. Ct. 883, (2018) (an unrelated case) regarding the scope of the Bankruptcy Code’s safe harbor for securities transactions.  The Second Circuit agreed to review its prior ruling, and, as a result, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari.
On December 19, 2019, the Second Circuit
again
affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
The
individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied.
The individual creditor plaintiffs then filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court entered an order dismissing the Committee Action with prejudice, holding that the Trustee failed to plead facts sufficient to state a claim against the shareholder defendants for intentional fraudulent transfer.  The Trustee has appealed the dismissal Order to the Second Circuit.  Additionally, the Trustee requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the Merit Mgmt. decision; however, the District Court denied the motion to amend, determining, among other things, that amendment would be futile because the Trustee’s proposed constructive fraudulent transfer claims are barred by the safe harbor, notwithstanding the Merit Mgmt. decision.  The Trustee appealed the denial of the motion to amend to the Second Circuit.  The Trustee’s appeals are fully briefed, and the Second Circuit heard oral argument on the appeals on August 24, 2020.  The parties await the Second Circuit’s ruling.
The potential exposure the Nationwide Tribune Defendants face is the amount they received in connection with the buyout together with interest and costs.  Given the number of unknowns at this stage of the litigation, it is not possible to predict the likely outcome of the Tribune MDL.
Nine West Litigation
Nationwide Small Cap Index Fund and Nationwide U.S. Small Cap Value Fund, series of NMF, and NVIT Multi-Manager Small Cap Value Fund and NVIT Small Cap Index Fund, series of NVIT (collectively, the “Nationwide Nine West Defendants”), have been named as defendants in the multi-district litigation pending in the District Court captioned In re Nine West LBO Securities Litigation, No. 20-md-02941 (the “Nine West MDL”).  The Nine West MDL arises from the 2014 leveraged buyout (the “Jones Group LBO”) of The Jones Group Inc. (“Jones Group”), which later was renamed Nine West Holdings, Inc. (“Nine West”), and Nine West’s subsequent bankruptcy and reorganization.
In connection with the Jones Group LBO, hundreds of Jones Group shareholders, including the Nationwide Nine West Defendants, sold Jones Group shares back to Jones Group.  According to the Complaint against the Nine West Defendants in the Nine West MDL, Nationwide Small Cap Index Fund is alleged to have received $554,400.00 in exchange for the shares it tendered in the Jones Group LBO, Nationwide U.S. Small Cap Value Fund is alleged to have received $237,615.00 in the Jones Group LBO, NVIT Multi-Manager Small Cap Value Fund is alleged to have received $664,500.00 in the Jones Group LBO, and NVIT Small Cap Index Fund is alleged to have received $368,910.00 in the Jones Group LBO.
The Nine West MDL includes a series of lawsuits brought by the trustee of a litigation trust to whom Nine West’s committee of unsecured creditors assigned claims and the indenture trustee for certain Notes issued by Jones Group and Nine West.  The lawsuits seek to unwind the Jones Group LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Jones Group shareholders who participated in the Jones Group LBO, including the proceeds received by the Nationwide Nine West Defendants.
The shareholder defendants, including the Nationwide Nine West Defendants, moved to dismiss the claims against them on the grounds that the claims are barred by the Bankruptcy Code’s safe harbor for securities transactions, and on August 27, 2020, the District Court granted the shareholder defendants’ motions, dismissing all claims against the shareholder defendants.  The plaintiffs have appealed the District Court’s ruling to the Second Circuit.  The Second Circuit has not yet set a briefing schedule for the appeal.
The potential exposure for the Nationwide Nine West Defendants in the Nine West MDL is the respective amount each received in return for the Jones Group shares each tendered in the Jones Group LBO, together with interest. Given the number of unknowns at this stage of the litigation, it is not possible to predict the likely outcome of the Nine West MDL.